Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Detailed Information About Non-current Trade Receivables

(€’000)	As at 31 December,
	2018	2017
Non-current trade receivables Mesoblast licence agreement	1,743	0

Total	1,743	0

Summary of Other Non-current Assets

(€’000)	As at 31 December,
	2018	2017
Deposits	215	273
R&D Tax credit receivable	1,472	1,161

Total	1,687	1,434